7 Interest in joint venture (Tables)	12 Months Ended
Dec. 31, 2020
Interest In Joint Venture
Schedule of interest in joint ventures
Percentage interest held		Equity attributable to the owners
in capital stock and votes		12.31.20	12.31.19
SACME	50.00%	11	15